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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [_] Amendment Number:________
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 2001 Third Avenue South
         Birmingham, AL 35233

Form 13F File Number: 28-1112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
-------------------------
(Signature)
Birmingham, AL
May 12, 2006

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          28

Form 13F Information Table Value Total: $   158,077
                                         (thousands)

List of Other Included Managers:               None

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

Column 1                       Column 2 Column 3  Column 4         Column 5           Column 6  Column 7      Column 8
--------                       -------- --------- --------         --------          ---------- --------      --------
                                                                                                          Voting authority
                                                                                                         ------------------
                               Title of            Value   Shrs or                   Investment  Other
Name of Issuer                  Class    CUSIP    (x$1000) prn amt  SH/PRN  Put/Call Discretion Managers Sole  Shared  None
--------------                 -------- --------- -------- ------- -------- -------- ---------- -------- ---- -------- ----
Ambac Finl Group, Inc.........  Common  023139108   5,572   70,000    SH                Sole              X
Bank of America Corp..........  Common  060505104   4,779  104,930    SH                Sole              X
Deere & Company...............  Common  244199105   7,905  100,000    SH                Sole              X
Indymac Bancorp,Inc...........  Common  456607100   2,476   60,500    SH                Sole              X
MBIA, Inc.....................  Common  55262C100   9,849  163,800    SH                Sole              X
M/I Schottenstein Homes, Inc..  Common  55305B101   3,290   70,000    SH                Sole              X
Old Rep Intl Corp.............  Common  680223104   3,177  145,625    SH                Sole              X
Zales Corp New................  Common  988858106   2,915  104,000    SH                Sole              X
Torchmark Corp................  Common  891027104   3,654   64,000    SH                Sole              X
Fresh Del Monte Produce Inc...  Common  G36738105  14,651  692,700    SH                Sole              X
General Maritime Corp.........  Common  Y2692M103  10,002  300,000    SH                Sole              X
Anadarko Petroleum Corp.......  Common  032511107  14,949  148,000    SH                Sole              X
Delta Apparel Inc.............  Common  247368103   1,300   73,300    SH                Sole              X
Argonaut Group, Inc...........  Common  040157109     579   16,289    SH                Sole              X
Allstate Corp.................  Common  020002101   9,823  188,500    SH                Sole              X
MGIC Invt. Corp. Wis..........  Common  552848109  16,577  248,800    SH                Sole              X
Steel Dynamics Inc............  Common  858119100   5,843  103,000    SH                Sole              X
CIT Group Inc.................  Common  125581108   7,439  139,000    SH                Sole              X
Pilgrims Price Corp...........  Common  721467108   1,105   51,000    SH                Sole              X
US Bancorp....................  Common  902973304   9,237  302,800    SH                Sole              X
Cummins Inc...................  Common  231021106   7,439  139,000    SH                Sole              X
Dow Chemical Co...............  Common  260543103   2,350   54,000    SH                Sole              X
PMI Group Inc. (The)..........  Common  69344M101   1,975   43,000    SH                Sole              X
Premium Standard Farms Inc....  Common  74060C105     368   21,000    SH                Sole              X
Radian Group Inc..............  Common  750236101   7,230  120,000    SH                Sole              X
Safeco Corp...................  Common  786429100   1,481   28,000    SH                Sole              X
Sanderson Farms Inc...........  Common  800013104   1,322   59,000    SH                Sole              X
Westlake Chemical Corp........  Common  960413102     790   23,000    SH                Sole              X